Document and Entity Information	Oct. 31, 2022
Risk/Return:
Registrant Name	EATON VANCE SPECIAL INVESTMENT TRUST
Registrant CIK	0000031266
SEC Form	485BPOS
Period end date	Oct. 31, 2022
Investment Company Type	N-1A
Amendment Flag	false